Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 06, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Cole Credit Property Trust II Inc
Entity Central Index Key	0001308606
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		208,584,611
Entity Public Float			$ 0